Related party transactions	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Related party transactions

Note 15 — Related party transactions

	As of March 31,
	2022	2021
Related Party Payables
James Foster	101,167	141,815
Cameron Lee Shaw	25,016	40,994
Anne Foster	—	12,520
Patrick Foster	—	175,722
Fiona Foster	—	—
Total Related Party Payables	126,183	371,051

The Company recorded $137,766 and $124,443 consulting fees to the chief executive officer for the years ended March 31, 2022 and 2021, respectively. The Company has a balance of $101,167 and $141,815 owed to the chief executive officer salary as of March 31, 2022 and 2021, respectively.

The Company recorded $60,000 and $60,000 consulting fees to the director and chief operating officer for the years ended March 31, 2022 and 2021, respectively. The Company has a balance of $25,016 and $40,994 owed to the chief operating officer salary as of March 31, 2022 and 2021, respectively.

Ms. Anne Foster, mother of Mr. James Foster, provided advances for the operating costs of the Shanghai Xitu. The advances are non-interest bearing. The Company has a balance payable of $0 and $12,520 as of March 31, 2022 and 2021, respectively.

Mr. Patrick Foster, father of Mr. James Foster, provided advances for the operating costs of the SingaporeCo. The Company has a balance payable of $0 and $175,722 as of March 31, 2022 and 2021, respectively.

Mr. Ian Gee, shareholder of the Company has a balance payable of $3,758 as of March 31, 2022 and 2021, respectively. The amount is disclosed as a separate line item on the Statements of Financial Position.